INVESTMENT IN BIOCANCELL (Tables)	12 Months Ended
Dec. 31, 2013
INVESTMENT IN BIOCANCELL [Abstract]
Schedule of Investment in BioCancell
	December 31,
	2012	2013

Common stock (*)	$218	$397
Warrants	25	-

Investment in BioCancell	$243	$397

(*)
Subsequent to December 31, 2013 the Company sold 74,957 shares of common stock of BioCancell (after the reverse stock split occurred in June 2013 in BioCancell shares in a ratio of 1 to 10 shares) for a total consideration of $64. The gain recognized by the Company on this sale was immaterial. The value of one share of common stock of BioCancell on April 21, 2014, was $ 0.85 (NIS 2.97). Following the sale of common shares subsequent to year-end the investment of the remaining 469,713  common stock (before reverse stock split occurred in June 2013 in BioCancell shares in a ratio of 1 to 10 shares) amounted to $399.